Document and Entity Information	Jul. 18, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001556263
Document Type	8-K
Document Period End Date	Jul. 18, 2023
Entity Registrant Name	Syros Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37813
Entity Tax Identification Number	45-3772460
Entity Address, Address Line One	35 CambridgePark Drive
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(617)
Local Phone Number	744-1340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SYRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false